Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Consulting Fees		$ 765,379
Interest		1,639,949
Miscellaneous	553,405	460,852
Total Accrued Expenses	$ 553,405	$ 2,866,180